STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details Textual) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Appropriation of after Tax Income to Statutory Surplus Reserve Per Annum	10.00%
Reserve Level Threshold for Mandatory Transfer Percentage	50.00%
Minimum Appropriation of after Tax Income to Development Fund Percentage for Private Schools Requiring Reasonable Return	25.00%
Minimum Appropriation of Annual Increase of Net Assets to Development Fund for Private Schools that do not Require Reasonable Return	25.00%
Appropriations to Statutory Surplus Reserve	$ 476,296	$ 877,924
Appropriations to Development Fund	9,431,776	4,547,597
Paid in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	80,888,341	53,638,081
Statutory Reserve Plus Development Fund of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	38,315,493	28,407,421
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 119,203,834	$ 82,045,502